Schedule of Fair Value Assets Measured on Recurring Basis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
PIPE Warrants [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance, January 1, 2025	$ 280	$ 79,512	$ 79,512	$ 273,124
Fair value adjustment	(231)	(71,918)	(79,232)	(193,612)
Exchanged for Common Stock
Exchanged for Series B Convertible Preferred Stock and Series B Warrants
Balance, March 31, 2025	49	7,594	280	79,512
Abaca Warrant [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance, January 1, 2025	28,430	1,024,900	1,024,900	3,384,085
Fair value adjustment	(14,919)	(795,652)	(996,470)	(2,359,185)
Exchanged for Common Stock
Exchanged for Series B Convertible Preferred Stock and Series B Warrants
Balance, March 31, 2025	13,511	229,248	28,430	1,024,900
Private Placement Warrants [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance, January 1, 2025	14	9,632	9,632	25,070
Fair value adjustment	(12)	(9,110)	(9,618)	(15,438)
Exchanged for Common Stock
Exchanged for Series B Convertible Preferred Stock and Series B Warrants
Balance, March 31, 2025	2	522	14	9,632
Third Anniversary Payment Consideration [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance, January 1, 2025		322,000	322,000	810,000
Fair value adjustment		(161,000)	(63,133)	(488,000)
Exchanged for Common Stock			258,867
Exchanged for Series B Convertible Preferred Stock and Series B Warrants
Balance, March 31, 2025		161,000		322,000
Forward Purchase Derivative [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance, January 1, 2025		7,309,580	7,309,580	7,309,580
Fair value adjustment
Exchanged for Common Stock
Exchanged for Series B Convertible Preferred Stock and Series B Warrants			(7,309,580)
Balance, March 31, 2025		$ 7,309,580		$ 7,309,580